Borrowing - Contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	$ 2,464,027	$ 2,759,717
Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	2,496,269	2,799,666
1 Year | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	408,700
2 Years | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	773,900
3 Years | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	534,100
4 Years | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	306,600
5 Years | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	288,100
Thereafter | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	184,900
Secured debt - scheduled repayments
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	1,033,300
Secured debt - scheduled repayments | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	247,300
Secured debt - scheduled repayments | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	223,600
Secured debt - scheduled repayments | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	160,500
Secured debt - scheduled repayments | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	126,600
Secured debt - scheduled repayments | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	90,400
Secured debt - scheduled repayments | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	184,900
Secured debt - repayments on maturity
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	737,900
Secured debt - repayments on maturity | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	92,000
Secured debt - repayments on maturity | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	274,600
Secured debt - repayments on maturity | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	173,600
Secured debt - repayments on maturity | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	0
Secured debt - repayments on maturity | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	197,700
Secured debt - repayments on maturity | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Secured debt - scheduled repayments and repayments on maturity	0
Bond repayments
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	725,100
Bond repayments | Gross Carrying Amount
Disclosure of maturity analysis for borrowings [Line Items]
Total borrowings	725,072	$ 726,826
Bond repayments | 1 Year
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	69,400
Bond repayments | 2 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	275,700
Bond repayments | 3 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	200,000
Bond repayments | 4 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	180,000
Bond repayments | 5 Years
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	0
Bond repayments | Thereafter
Disclosure of maturity analysis for borrowings [Line Items]
Bond repayments	$ 0